Employment Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Expenses recognized in Consolidated Statements of Profit or Loss in relation to the defined contribution plans			¥ 97	¥ 47
Employer contribution to be paid	¥ 88
Average duration of defined benefit plan obligations		11 years 4 months 24 days	12 years 10 months 24 days
Bottom of Range [member]
Disclosure of defined benefit plans [line items]
Percentage of plan assets outstanding		90.00%